LEASE LIABILITIES	12 Months Ended
Dec. 31, 2023
LEASE LIABILITIES [Abstract}
LEASE LIABILITIES
14.	LEASE LIABILITIES

The Company has recognized lease liabilities on its office and equipment leases:

	Office	Equipment	Total
Balance, December 31, 2021	$1,144	$168	$1,312
Recognition of liability	1,392	1,354	2,746
Lease payments	(357)	(120)	(477)
Derecognition	—	(155)	(155)
Accretion – G&A	72	1	73
Accretion – E&E	29	34	63
Balance, December 31, 2022	$2,280	$1,282	$3,562
Recognition of liability	6,498	160	6,658
Lease payments	(485)	(506)	(991)
Accretion – G&A	170	1	171
Accretion – E&E	112	95	207
Balance, December 31, 2023	$8,575	$1,032	$9,607

Current lease liabilities	$243	$302	$545
Long-term lease liabilities	2,037	980	3,017
Total lease liabilities, December 31, 2022	$2,280	$1,282	$3,562

Current lease liabilities	$717	$344	$1,061
Long-term lease liabilities	7,858	688	8,546
Total lease liabilities, December 31, 2023	$8,575	$1,032	$9,607

During the year ended December 31, 2023, the Company entered into a new lease agreement for an office space which commenced on November 1, 2023 and ends on July 30, 2038.